Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Classification) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current assets	$ 99.8	$ 67.4
Noncurrent assets (included in other noncurrent assets)	22.6	9.5
Total deferred income tax assets	122.4	76.9
Current liabilities (included in accounts payable and accrued liabilities)	(1.9)	(3.7)
Noncurrent liabilities	(2,658.4)	(874.4)
Net deferred income tax liability	$ (2,537.9)	$ (801.2)